Leases - Summary of Maturity Analysis for Operating Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 216,984
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	102,362
1 year ~ 2 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	72,437
2 year ~ 3 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	39,704
3 year ~ 4 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	118
4 year ~ 5 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	113
More than 5 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 2,250